General Information	12 Months Ended
Dec. 31, 2021
General Information
General Information

1. General Information

ProQR Therapeutics N.V. (“ProQR” or “the Company”), is a development stage company domiciled in the Netherlands that primarily focuses on the development and commercialization of novel therapeutic medicines.

Since September 18, 2014, the Company’s ordinary shares are listed on the NASDAQ Global Market under ticker symbol PRQR.

The Company was incorporated in the Netherlands, on February 21, 2012 and was reorganized from a private company with limited liability to a public company with limited liability on September 23, 2014. The Company has its statutory seat in Leiden, the Netherlands and is registered in the Trade Register at the Chamber of Commerce under number 54600790. The address of its headquarters and registered office is Zernikedreef 9, 2333 CK Leiden, the Netherlands.

At December 31, 2021, ProQR Therapeutics N.V. is the ultimate parent company of the following entities:

●	ProQR Therapeutics Holding B.V. (the Netherlands, 100%);
●	ProQR Therapeutics I B.V. (the Netherlands, 100%);
●	ProQR Therapeutics II B.V. (the Netherlands, 100%);
●	ProQR Therapeutics III B.V. (the Netherlands, 100%);
●	ProQR Therapeutics IV B.V. (the Netherlands, 100%);
●	ProQR Therapeutics V B.V. (the Netherlands, 100%);
●	ProQR Therapeutics VI B.V. (the Netherlands, 100%);
●	ProQR Therapeutics VII B.V. (the Netherlands, 100%);
●	ProQR Therapeutics VIII B.V. (the Netherlands, 100%);
●	ProQR Therapeutics IX B.V. (the Netherlands, 100%);
●	ProQR Therapeutics I Inc. (United States, 100%);
●	Amylon Therapeutics B.V. (the Netherlands, 80%);

ProQR Therapeutics N.V. is also statutory director of Stichting Bewaarneming Aandelen ProQR (ESOP Foundation) and has full control over this entity. At December 31, 2021, ProQR Therapeutics Holding B.V. held a 4.9% minority shareholding in Yarrow Biotechnology, Inc.

As used in these consolidated financial statements, unless the context indicates otherwise, all references to “ProQR”, the “Company” or the “Group” refer to ProQR Therapeutics N.V. including its subsidiaries and the ESOP Foundation.